Goodwill and Intangible Assets, Net - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,527,071	$ 233,429	$ 16,854
Acquisition of Bridge2 Solutions			216,575
Foreign currency translation	47	(48)
Goodwill, ending balance	1,527,118	1,527,071	$ 233,429
Previously Reported [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 233,381
Goodwill, ending balance		$ 233,381